Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Issued Capital and Treasury Shares

The tables below summarize the changes in issued capital and treasury shares during 2018:

ISSUED CAPITAL	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

TREASURY SHARES	Treasury shares		Result on the use of treasury shares Million US dollar
	Million shares	Million US dollar
At the end of the previous year	85.5	(8 980)	(1 452)
Changes during the period	(23.0)	2 431	(931)

	62.5	(6 549)	(2 383)

Summary of Changes in Other Comprehensive Income Reserves

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(7 379)	—	—	(7 379)
Cash flow hedges	—	(92)	—	(92)
Re-measurements of post-employment benefits	—	—	98	98
Total comprehensive income	(7 379)	(92)	98	(7 373)

As per 31 December 2018	(21 084)	494	(1 567)	(22 157)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2017	(14 758)	744	(1 612)	(15 626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 053	—	—	1 053
Cash flow hedges	—	(158)	—	(158)
Re-measurements of post-employment benefits	—	—	(53)	(53)
Total comprehensive income	1 053	(158)	(53)	842

As per 31 December 2017	(13 705)	586	(1 665)	(14 784)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2016	(11 493)	(1 217)	(1 400)	(14 110)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 265)	—	—	(3 265)
Foreign exchange contracts recognized in equity in relation to the SAB combination	—	(7 099)	—	(7 099)
Foreign exchange contracts reclassified from equity in relation to the SAB combination	—	8 837	—	8 837
Cash flow hedges	—	223	—	223
Re-measurements of post-employment benefits	—	—	(212)	(212)
Total comprehensive income	(3 265)	1 961	(212)	(1 516)

As per 31 December 2016	(14 758)	744	(1 612)	(15 626)

Summary of Basic and Diluted Earnings Per Share

EARNINGS PER SHARE

The calculation of basic earnings per share for the year ended 31 December 2018 is based on the profit attributable to equity holders of AB InBev of 4 368m US dollar (31 December 2017: 7 996m US dollar; 31 December 2016: 1 241m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2018	2017	2016
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 934	1 934	1 606
Effect of restricted shares issued upon the SAB combination	—	—	94
Effect of shares issued and share buyback programs	—	—	(20)
Effect of stock lending	18	14	12
Effect of undelivered shares under the deferred share instrument	9	23	23
Effect of delivery of treasury shares	14	—	—

Weighted average number of ordinary and restricted shares at 31 December	1 975	1 971	1 717

The calculation of diluted earnings per share for the year ended 31 December 2018 is based on the profit attributable to equity holders of AB InBev of 4 368m US dollar (31 December 2017: 7 996m US dollar; 31 December 2016: 1 241m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2018	2017	2016
Weighted average number of ordinary and restricted shares at 31 December	1 975	1 971	1 717
Effect of share options, warrants and restricted stock units	36	39	38

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 011	2 010	1 755

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2018	2017	2016
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 793	7 967	4 853
Exceptional items, before taxes (refer to Note 8)	(715)	(662)	(394)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(1 982)	(693)	(3 356)
Exceptional taxes (refer to Note 8)	240	830	77
Exceptional non-controlling interest (refer to Note 8)	32	526	13
Profit from discontinued operations	—	28	48

Profit attributable to equity holders of AB InBev	4 368	7 996	1 241

The calculation of the Underlying EPS[1] is based on the profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev to profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

Million US dollar	2018	2017	2016
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	8 644	8 258	5 237
Mark-to-market losses on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(1 774)	(291)	(384)
Hyperinflation impacts	(77)	—	—

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 793	7 967	4 853

Summary of Calculation of EPS

The table below sets out the EPS calculation:

Million US dollar	2018	2017	2016
Profit attributable to equity holders of AB InBev	4 368	7 996	1 241
Weighted average number of ordinary and restricted shares	1 975	1 971	1 717
Basic EPS from continuing and discontinued operations	2.21	4.06	0.72
Profit from continuing operations attributable to equity holders of AB InBev	4 368	7 968	1 193
Weighted average number of ordinary and restricted shares	1 975	1 971	1 717
Basic EPS from continuing operations	2.21	4.04	0.69
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	6 793	7 967	4 853
Weighted average number of ordinary and restricted shares	1 975	1 971	1 717
Basic EPS from continuing operations before exceptional items	3.44	4.04	2.83
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	8 644	8 258	5 237
Weighted average number of ordinary and restricted shares	1 975	1 970	1 717
Underlying EPS[2]	4.38	4.19	3.05
Profit attributable to equity holders of AB InBev	4 368	7 996	1 241
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 010	1 755
Diluted EPS from continuing and discontinued operations	2.17	3.98	0.71
Profit from continuing operations attributable to equity holders of AB InBev	4 368	7 968	1 193
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 010	1 755
Diluted EPS from continuing operations	2.17	3.96	0.68
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	6 793	7 967	4 853
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 010	1 755
Diluted EPS from continuing operations before exceptional items	3.38	3.96	2.77